Note 9 - Investment and Other Loss - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest income and other	$ 3,691	$ 1,360
Loss from investment in marketable securities (Note 14)	(4,704)	(2,600)
Gain from investment in silver futures derivatives	269	1,206
	$ (744)	$ (34)